FINANCE EXPENSE - NET (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Finance expense:
Long-term debt (other than finance leases)	$ 53.5	$ 53.7
Finance leases	9.0	10.5
Royalty obligations	11.9	10.6
Employee benefits obligations	4.9	5.2
Financing cost amortization	1.4	1.5
Other	12.9	5.7
Borrowing costs capitalized	(3.7)	(3.2)
Finance expense	89.9	84.0
Finance income:
Loans and finance lease contracts	(9.9)	(8.2)
Other	(3.8)	(3.4)
Finance income	(13.7)	(11.6)
Finance expense – net	$ 76.2	$ 72.4
Capitalisation rate of borrowing costs eligible for capitalisation	4.33%	4.37%